NOTE RECEIVABLE	9 Months Ended
Sep. 30, 2023
Note Receivable
NOTE RECEIVABLE

7. NOTE RECEIVABLE

Balance at December 31, 2022	$169,300
Repayments	(63,833)
Foreign exchange	(687)
Impairment	(104,780)
Balance at September 30, 2023	-

The note was issued on April 4, 2021, is non-interest bearing and is secured by intellectual property. This note is measured at fair value through profit or loss. The face value of the note was $150,000 USD and the original maturity date was October 21, 2022. The note was partially paid by the maturity date and a further $63,833 was paid during the nine months ended September 30, 2023. As at September 30, 2023, management determined that the note should be fully impaired.

During the nine months ended September 30, 2022, the Company recognized an impairment recovery of $771,260 after the parties agreed to a revised repayment plan, and the note was subsequently repaid.